LONG TERM DEBT TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of minimum annual principal payments of notes payable

A summary of these note issuances is as follows:

Issuance Date	Maturity Date	Principal	Discount Recognized	Amortization Expense 2016	Carry Amount at December 31, 2016

9/26/16	9/26/21	$100,000	$70,000	$3,692	$33,692
10/14/16	10/14/21	100,000	70,000	3,024	33,024
10/31/16	10/31/21	100,000	70,000	2,372	32,372
11/03/16	11/03/21	50,000	35,000	1,120	16,120
11/11/16	11/11/21	100,000	70,000	1,934	31,934
11/21/16	11/21/21	50,000	35,000	775	15,775
12/15/16	12/15/21	75,000	52,500	488	22,988
		$575,000	$402,500	$13,405	$185,905